Summary of significant accounting policies - Convenience translation, Cash and cash equivalents and Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Convenience translation
Convenience translation rate (in RMB/USD)	7.2993	7.2993
Cash and cash equivalents
Cash and cash equivalents	¥ 26,951	$ 3,692	¥ 40,508	$ 5,550	¥ 249,728	¥ 217,901
Restricted cash	0		0		1,482	1,468
Restricted cash non-current	¥ 5,000	$ 685	¥ 5,000	$ 685	¥ 5,000	¥ 5,417